ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER
ACCOUNTS PAYABLE AND OTHER

US$ MILLIONS	Note	2018	2017
Current:
Accounts payable(1)		$463	$246
Accrued & other liabilities		585	400
Deferred revenue	(i)	154	159
Provisions		106	59
Total current		$1,308	$864

Non-current:
Deferred revenue	(i)	$323	$300
Pension liabilities(2)		81	100
Provisions		148	95
Other liabilities		225	298
Total non-current		$777	$793

(1)
The average credit period on purchases of goods and services is 30 days. No interest is incurred on trade creditors. Brookfield Infrastructure has financial risk management policies in place to ensure that all payables are paid within the pre-agreed credit terms.

(2)	See Note 31, Retirement Benefit Plans for further details.
Brookfield Infrastructure’s exposure to currency and liquidity risk related to trade and other payables is disclosed in Note 34, Financial Risk Management.

(i)	Deferred revenue
Deferred revenue relates primarily to cash contributions from third parties to build or upgrade existing network capabilities at Brookfield Infrastructure’s Australian rail operation and for future natural gas and electricity connections at Brookfield Infrastructure’s U.K. regulated distribution operation. The deferred revenue is recorded on receipt of cash payments and recognized as revenue as services are rendered over the life of the contracted track access or connections arrangement.